Cover	Mar. 07, 2022
Cover [Abstract]
Entity Registrant Name	PEDEVCO CORP.
Entity Central Index Key	0001141197
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 07, 2022
Entity Incorporation State Country Code	TX
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Tax Identification Number	22-3755993
Entity File Number	001-35922
Entity Address Postal Zip Code	77079
Entity Address Address Line 1	575 N. Dairy Ashford
Entity Address Address Line 2	Suite 210
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
City Area Code	713
Local Phone Number	221-1768
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	PED
Security Exchange Name	NYSE